Document and Entity Information	Aug. 09, 2021
Document Type	8-K
Document Period End Date	Aug. 09, 2021
Entity File Number	1-9328
Entity Registrant Name	ECOLAB INC.
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	41-0231510
Entity Address, Address Line One	1 Ecolab Place
Entity Address, State or Province	MN
Entity Address, City or Town	Saint Paul
Entity Address, Postal Zip Code	55102
City Area Code	800
Local Phone Number	232-6522
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000031462
Amendment Flag	false
Common Stock [Member]
Title of 12(b) Security	Common Stock, $1.00 par value
Trading Symbol	ECL
Security Exchange Name	NYSE
Euro Notes due 2025 [Member}
Title of 12(b) Security	2.625% Euro Notes due 2025
Trading Symbol	ECL 25
Security Exchange Name	NYSE
Euro Notes due 2024 [Member]
Title of 12(b) Security	1.000% Euro Notes due 2024
Trading Symbol	ECL 24
Security Exchange Name	NYSE